Lease Inducement	12 Months Ended
Feb. 29, 2012
Lease Inducement [Text Block]
6.	Lease Inducement

In the 2009 fiscal year, the Company received a lease inducement of $115,016 worth of leasehold improvements as an incentive to enter into a 5-year lease term for the Vancouver offices. This amount is being amortized over the remainder of the lease term. The amortization for the fiscal year ended February 29, 2012 was $25,560 (2011 - $25,560 ; 2010 - $25,560) with a corresponding credit to rental expense under the category of selling, general and administrative expenses.